Financial assets, liabilities and financial results (telecom activities)	12 Months Ended
Dec. 31, 2023
Financial assets, liabilities and financial results (telecom activities)
Financial assets, liabilities and financial results (telecom activities)

Note 13    Financial assets, liabilities and financial results (telecom activities)

13.1    Financial assets and liabilities of telecom activities

In order to improve the readability of financial statements and distinguish the performance of telecom activities from the performance of the Mobile Financial Services activities, the notes related to financial assets and liabilities as well as financial income or expenses are split to respect these two business areas.

Note 13 presents the financial assets, liabilities and related gains and losses specific to telecom activities and Note 17 presents the activities of Mobile Financial Services with regard to its assets and liabilities, with net financial income being not material.

The following table reconciles the contributive balances of assets and liabilities for each of these two areas to the consolidated balance sheet (intra-group transactions between telecom activities and Mobile Financial Services activities are not eliminated) with the consolidated statement of financial position at December 31, 2023.

(in millions of euros)	Orange	o/w	Note	o/w Mobile	Note	o/w eliminations
	Consolidated	telecom		Finance		telecom
	financial	activities		Services		activities /mobile
	statements					finance services
Non-current financial assets related to Mobile Financial Services activities	297	—		297	17.1.1	—
Non-current financial assets	1,036	1,063	13.7	—		(27)	(1)
Non-current derivatives assets	956	886	13.8	70	17.1.3	—
Current financial assets related to Mobile Financial Services activities	3,184	—		3,192	17.1.1	(7)
Current financial assets	2,713	2,713	13.7	—		—
Current derivatives assets	37	37	13.8	—	17.1.3	—
Cash and cash equivalents	5,618	5,504	14.3	113		—
Total	13,841	10,204		3,672		(35)
Non-current financial liabilities related to Mobile Financial Services activities	73	—		100	17.1.2	(27)	(1)
Non-current financial liabilities	30,535	30,535	13.3	—		—
Non-current derivatives liabilities	225	205	13.8	19	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,073	—		3,073	17.1.2	—
Current financial liabilities	5,451	5,458	13.3	—		(7)
Current derivatives liabilities	40	40	13.8	—	17.1.3	—
Total	39,396	36,238		3,193		(35)

(1)	Loan granted by Orange SA to Orange Bank.

The following table reconciles the contributive balances of assets and liabilities for each of these two areas to the consolidated balance sheet (intra-group transactions between telecom activities and Mobile Financial Services activities are not eliminated) with the consolidated statement of financial position at December 31, 2022.

(in millions of euros)	Orange	o/w telecom	Note	o/w Mobile	Note	o/w eliminations
	consolidated	activities		Finance		telecom
	financial			Services		activities /
	statements					mobile finance
						services
Non-current financial assets related to Mobile Financial Services activities	656	—		656	17.1.1	—
Non-current financial assets	977	1,004	13.7	—		(27)	(1)
Non-current derivatives assets	1,458	1,342	13.8	116	17.1.3	—
Current financial assets related to Mobile Financial Services activities	2,742	—		2,747	17.1.1	(6)
Current financial assets	4,541	4,541	13.7	—		—
Current derivatives assets	112	112	13.8	—	17.1.3	—
Cash and cash equivalents	6,004	5,846	14.3	158		—
Total	16,489	12,846		3,677		(33)
Non-current financial liabilities related to Mobile Financial Services activities	82	—		109	17.1.2	(27)	(1)
Non-current financial liabilities	31,930	31,930	13.3	—		—
Non-current derivatives liabilities	397	335	13.8	62	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,034	—		3,034	17.1.2	—
Current financial liabilities	4,702	4,708	13.3	—		(6)
Current derivatives liabilities	51	51	13.8	—	17.1.3	—
Total	40,196	37,024		3,205		(33)

(1)	Loan granted by Orange SA to Orange Bank.

The following table reconciles the contributive balances of assets and liabilities for each of these two areas to the consolidated balance sheet (intra-group transactions between telecom activities and Mobile Financial Services activities are not eliminated) with the consolidated statement of financial position at December 31, 2021.

(in millions of euros)	Orange	o/w telecom	Note	o/w Mobile	Note	o/w eliminations
	consolidated	activities		Finance		telecom
	financial			Services		activities /
	statements					mobile finance
						services
Non-current financial assets related to Mobile Financial Services activities	900	—		900	17.1.1	—
Non-current financial assets	950	977	13.7	—		(27)	(1)
Non-current derivatives assets	683	682	13.8	—	17.1.3	—
Current financial assets related to Mobile Financial Services activities	2,381	—		2,385	17.1.1	(4)
Current financial assets	2,313	2,313	13.7	—	—
Current derivatives assets	7	7	13.8	—	17.1.3	—
Cash and cash equivalents	8,621	8,188	14.3	433	—
Total	15,855	12,168		3,719		(32)
Non-current financial liabilities related to Mobile Financial Services activities	—	—		28	17.1.2	(27)	(1)
Non-current financial liabilities	31,922	31,922	13.3	—	—
Non-current derivatives liabilities	220	161	13.8	59	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,161	—		3,161	17.1.2	—
Current financial liabilities	3,421	3,426	13.3	—		(4)
Current derivatives liabilities	124	124	13.8	—	17.1.3	—
Total	38,848	35,633		3,247		(32)
(1)	Loan granted by Orange SA to Orange Bank.

13.2    Profits and losses related to financial assets and liabilities

The cost of net financial debt consists of gains and losses related to the components of net financial debt (described in Note 13.3) for the period.

Foreign exchange gains & losses mainly include the revaluation in euros of bonds (Note 13.5) and bank loans denominated in foreign currencies as well as the symmetrical revaluation, where applicable, of the associated hedges as defined by IFRS 9.

In 2022 and 2021, foreign exchange gains and losses also included the effects of the revaluation of trading derivatives held as economic hedges on notional amounts of subordinated notes denominated in pounds sterling and recognized in equity at their historical value. Following the repurchase at the end of 2022 of the last subordinated notes denominated in pounds sterling (see Note 15.4), the Group is no longer exposed to the financial exchange risk resulting from these instruments.

Income and expenses on assets included in net financial debt mainly comprise interest on the Group’s financial assets of 283 million euros in 2023, 48 million euros in 2022 and (3) million euros in 2021.

Other net financial expenses are mainly composed of interests on lease liabilities for (258) million euros in 2023, (145) million euros in 2022 and (120) million euros in 2021 (see Note 9.2).

Finally, other comprehensive income includes the revaluation of financial assets at fair value through other comprehensive income (Note 13.7) and cash flow hedges (Note 13.8.2).

Other gains and losses related to financial assets and liabilities are recognized in operating income (foreign exchange gains and losses on trade receivables, trade payables and the associated hedge derivatives) in the amount of (17) million euros in 2023, (31) million euros in 2022 and (19) million euros in 2021.

	Finance costs, net						Other
							compre-
							hensive income
	Cost of gross	Gains	Cost of net	Foreign	Other net	Finance	Reserves
	financial debt(1)	(losses) on	financial debt	exchange	financial	costs, net
		assets		gains	expenses
		contributing		(losses)
		to net
		financial
(in millions of euros)		debt
2023
Financial assets	—	283	283	36	13		5
Financial liabilities	(1,152)	—	(1,152)	59	—		—
Lease liabilities	—	—	—	—	(258)		—
Derivatives	65	—	65	(128)	—		(297)
Discounting expense	—	—	—	—	(125)		—
Total	(1,087)	283	(804)	(32)	(370)	(1,206)	(292)
2022
Financial assets	—	48	48	(38)	55		(110)
Financial liabilities	(1,023)	—	(1,023)	(196)	—		—
Lease liabilities	—	—	—	—	(145)		—
Derivatives	245	—	245	137	—		288
Discounting expense	—	—	—	—	(3)		—
Total	(779)	48	(731)	(97)	(92)	(920)	178
2021
Financial assets	—	(3)	(3)	47	75		11
Financial liabilities	(1,018)	—	(1,018)	(637)	—		—
Lease liabilities	—	—	—	—	(120)		—
Derivatives	188	—	188	655	—		322
Discounting expense	—	—	—	—	31		—
Total	(830)	(3)	(833)	65	(14)	(782)	332

(1)	Includes interests on debts related to financed assets of (14) million euros in 2023, (3) million euros in 2022 and (1) million euros in 2021.

13.3    Net financial debt

The definition of net financial debt excludes the lease liabilities included in the scope of IFRS 16 (see Note 9.2) and includes debt related to financed assets.

Net financial debt is one of the indicators of financial position used by the Group. This aggregate, not defined by IFRS, may not be comparable to similarly titled indicators used by other companies. It is provided as additional information only and should not be considered a substitute for an analysis of all the Group’s assets and liabilities.

Net financial debt as defined and used by Orange does not take into account Mobile Financial Services activities, for which this concept is not relevant.

It consists of (a) financial liabilities excluding operating payables (translated into euros at the year-end closing rate) including derivative instruments (assets and liabilities), less (b) cash collateral paid, cash, cash equivalents and financial assets at fair value.

Furthermore, financial instruments designated as cash flow hedges included in net financial debt are set up to hedge items that are not included therein, such as future cash flows. As a result, the portion relating to these unmatured hedging instruments recorded in other comprehensive income is added to gross financial debt to offset this temporary difference.

(in millions of euros)	Note	December 31,	December 31,	December 31,
		2023	2022	2021
TDIRA	13.4	643	638	636
Bonds	13.5	28,919	29,943	29,010
Bank loans and from development organizations and multilateral lending institutions	13.6	3,339	3,309	3,206
Debt relating to financed assets		411	316	245
Cash collateral received	14.5	586	1,072	389
NEU Commercial Paper (1)		1,247	1,004	1,457
Bank overdrafts		234	250	342
Other financial liabilities (2)		615	105	64
Current and non-current financial liabilities excluding derivatives included in the calculation of net financial debt		35,993	36,638	35,348
Current and non-current derivatives (liabilities)	13.8	245	386	285
Current and non-current derivatives (assets)	13.8	(923)	(1,455)	(689)
Other comprehensive income components related to unmatured hedging instruments	13.8	(110)	114	(192)
Gross financial debt after derivatives (a)		35,205	35,684	34,751
Cash collateral paid (3)	14.5	(21)	(38)	(27)
Investments at fair value (4)	14.3	(2,678)	(4,500)	(2,266)
Cash equivalents	14.3	(2,444)	(3,178)	(5,479)
Cash		(3,060)	(2,668)	(2,709)
Other financial assets		—	(2)	—
Assets included in the calculation of net financial debt (b)		(8,203)	(10,386)	(10,481)
Net financial debt (a) + (b)		27,002	25,298	24,269

(1)	Negotiable European Commercial Paper (formerly called "commercial paper").
(2)	Includes 279 million euros recognized in relation to the purchase option granted by Orange Belgium to Nethys in connection with the acquisition of VOO in 2023 (Note 3.2), and also includes 198 million euros in subordinated notes reclassified as current financial liabilities following the announcement on December 13, 2023 of Orange's intention to exercise its redemption option on February 7, 2024 in respect of these notes (Note 15.4).
(3)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, is deducted from gross financial debt.
(4)	Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt (Note 14.3).

Net financial debt is mainly held by the Group’s parent company, Orange SA.

The debt maturity schedules are presented in Note 14.3.

Changes in financial assets or financial liabilities whose cash flows are disclosed in financing activities in the cash flow statement are the following (see Note 1.9):

(in millions of euros)	December 31, 2022	Cash flows	Other changes with no impact on cash flows					December 31, 2023
			Changes in the scope of consolidation		Foreign exchange movement	Other (1)
TDIRA	638	—	—		—	4		643
Bonds	29,943	(979)	—		(54)	9		28,919
Bank loans and from development organizations and multilateral lending institutions	3,309	(117)	147		(16)	16		3,339
Debt relating to financed assets	316	(117)	—		—	212		411
Cash collateral received	1,072	(487)	—		—	—		586
NEU Commercial Paper	1,004	235	—		—	8		1,247
Bank overdrafts	250	15	—		(31)	—		234
Other financial liabilities	105	(26)	336	(2)	(3)	202	(3)	615
Current and non-current financial liabilities excluding derivatives included in the calculation of net financial debt	36,638	(1,476)	483		(104)	452		35,993
Net derivatives	(1,069)	5	—		59	326		(678)
Cash collateral paid	(38)	17	—		—	—		(21)
Cash flows from financing activities		(1,454)

(1)	Mainly includes changes in accrued interests not yet due.
(2)	Includes 279 million euros recognized in relation to the purchase option granted by Orange Belgium to Nethys in connection with the acquisition of VOO in 2023 (Note 3.2).
(3)	Includes 198 million euros in subordinated notes reclassified as current financial liabilities following the announcement on December 13, 2023 of Orange's intention to exercise its redemption option on February 7, 2024 in respect of these notes (Note 15.4).

(in millions of euros)	December 31,	Cash	Other changes with no impact			December 31,
	2021	flows	on cash flows			2022
			Changes in	Foreign	Other (1)
			the scope of	exchange
			consolidation	movement
TDIRA	636	—	—	—	2	638
Bonds	29,010	813	—	88	32	29,943
Bank loans and from development organizations and multilateral lending institutions	3,206	135	6	(28)	(11)	3,309
Debt relating to financed assets	245	(97)	—	—	168	316
Cash collateral received	389	684	—	—	—	1,072
NEU Commercial Paper	1,457	(456)	—	—	3	1,004
Bank overdrafts	342	(39)	—	(46)	(7)	250
Other financial liabilities	64	(1)	4	4	35	105
Current and non-current financial liabilities excluding derivatives included in the calculation of net financial debt	35,348	1,038	10	18	222	36,638
Net derivatives	(405)	(91)	—	(213)	(360)	(1,069)
Cash collateral paid	(27)	(12)	—	—	—	(38)
Cash flows from financing activities		936

(1)	Mainly includes changes in accrued interest not yet due.

(in millions of euros)	December 31,	Cash	Other changes with no impact			December 31,
	2020	flows	on cash flows			2021
			Changes in	Foreign	Other (1)
			the scope of	exchange
			consolidation	movement
TDIRA	636	—	—	—	—	636
Bonds	29,848	(1,385)	—	599	(52)	29,010
Bank loans and from development organizations and multilateral lending institutions	3,671	(496)	—	27	3	3,206
Debt relating to financed assets	295	(80)	—	—	30	245
Cash collateral received	31	358	—	—	—	389
NEU Commercial Paper	555	903	—	—	(1)	1,457
Bank overdrafts	154	173	—	15	—	342
Other financial liabilities	70	(136)	(41)	3	168	64
Current and non-current financial liabilities excluding derivatives included in the calculation of net financial debt	35,260	(663)	(41)	644	148	35,348
Net derivatives	510	201	—	(457)	(659)	(405)
Cash collateral paid	(642)	615	—	—	—	(27)
Cash flows from financing activities		153

(1)	Mainly includes changes in accrued interest not yet due.

Net financial debt by currency

Net financial debt by currency is presented in the table below, after foreign exchange effects of hedging derivatives (excluding instruments set up to hedge operating items).

(equivalent value in millions of euros at year-end closing rate)	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total
Gross financial debt after derivatives	25,647	3,992	2,936	52	183	99	542	1,754	35,205
Financial assets included in the calculation of net financial debt	(6,533)	(105)	(1)	(35)	(65)	(84)	(76)	(1,304)	(8,203)
Net debt by currency before effect of foreign exchange derivatives (1)	19,114	3,888	2,934	17	118	15	465	450	27,002
Effect of foreign exchange derivatives	6,680	(4,016)	(2,932)	839	—	—	—	(571)	—
Net financial debt by currency after effect of foreign exchange derivatives	25,795	(129)	3	856	118	15	465	(121)	27,002

(1)	Including the market value of derivatives in local currency.

Accounting policies

Cash and cash equivalents

The Group classifies investments as cash equivalents in the statement of financial position and statement of cash flows when they comply with the conditions of IAS 7 (see cash management detailed in Notes 14.3 and 14.5):

–  held in order to face short-term cash commitments; and

–  short-term and highly liquid assets at the acquisition date, readily convertible into known amount of cash and not exposed to any material risk of change in value.

Bonds, bank loans and loans from multilateral lending institutions

Among financial liabilities, only commitments to repurchase non-controlling interests are recognized at fair value through profit or loss.

Borrowings are recognized upon origination at the discounted value of the sums to be paid and subsequently measured at amortized cost using the effective interest method. Transaction costs that are directly attributable to the acquisition or issue of the financial liability are deducted from the liability’s carrying value. The costs are subsequently amortized over the life of the liability, using the effective interest rate method.

Some financial liabilities at amortized cost, including borrowings, are subject to hedging. This mainly relates to the hedging of payables in foreign currencies against the exposure of their future cash flows to foreign exchange risk (cash flow hedging).

13.4    TDIRA

Perpetual bonds redeemable for shares (titres à durée indéterminée remboursables en actions or “TDIRAs”) with a par value of 14,100 euros are listed on Euronext Paris. Their issuance was described in a prospectus approved by the Commission des Opérations de Bourse (now the Autorité des marchés financiers or AMF – French Financial Markets Authority) on February 24, 2003.

At December 31, 2023, taking into account redemptions since their issuance, 44,880 TDIRAs remain outstanding with a total par value of 633 million euros.

These TDIRAs are redeemable for new Orange SA shares at any time at the holders’ request or, under certain conditions as described in the appropriate prospectus, at Orange SA’s initiative based on a ratio of 622.844 shares to one TDIRA (i.e. a conversion price of 22.638 euros). The initial ratio of 300 shares to one TDIRA has been adjusted several times to protect bondholders’ rights and may be further adjusted under the terms and conditions set out in the prospectus.

Since January 1, 2010, the interest rate on the TDIRAs has been the three-month Euribor +2.5%.

TDIRAs are subject to split accounting with one part treated as equity and another part as a liability. For the securities outstanding at December 31, 2023, the “equity” component before deferred tax stood at 152 million euros.

(in millions of euros)	December 31, 2023	December 31, 2022	December 31, 2021
Number of securities	44,880	44,880	44,880
Equity component before deferred taxes	152	152	152
Debt component	643	638	636
o/w accrued interests not yet due	10	6	3
Paid interests	36	16	13

Accounting policies

Some Group financial instruments include both a financial debt component and an equity component. This relates to perpetual bonds redeemable for shares (TDIRAs). On initial recognition, the debt component is measured at its market value, corresponding to the value of the contractually determined future cash flows discounted at the market rate applied at the date of issuance to comparable instruments providing substantially the same conditions, but without the option to convert to or redeem for shares. This debt component is subsequently recognized at amortized cost.

The equity component, originally calculated as the difference between the notional value of the instrument and the fair value of the debt component, remains the same throughout the life of the instrument.

13.5    Bonds

In 2023, the Group carried out the following bond issues:

Notional currency	Initial	Maturity	Interest rate		Issuer	Type of operations	Amounts
	nominal		(%)				in millions
	amount						of euros
	(in millions
	of currency)
EUR	500	September 11, 2035	3.875	(1)	Orange SA	Issuance	500
Total of issuances							500
EUR	500	March 1, 2023	2.500		Orange SA	Repayment at maturity	(500)
EUR	750	September 11, 2023	0.750		Orange SA	Repayment at maturity	(744)
HKD	700	October 6, 2023	3.230		Orange SA	Repayment at maturity	(85)
HKD	410	December 22, 2023	3.550		Orange SA	Repayment at maturity	(48)
MAD	1,090	December 18, 2025	3.970		Médi Telecom	Regular annual basis repayment	(14)
MAD	720	December 18, 2025	1Y BDT + 1.00	(2)	Médi Telecom	Regular annual basis repayment	(9)
MAD	1,002	December 10, 2026	3.400		Médi Telecom	Regular annual basis repayment	(13)
MAD	788	December 10, 2026	1Y BDT + 0.85	(2)	Médi Telecom	Regular annual basis repayment	(10)
MAD	300	June 3, 2026	2.600		Médi Telecom	Regular annual basis repayment	(7)
MAD	1,200	June 3, 2026	1Y BDT + 0.55	(2)	Médi Telecom	Regular annual basis repayment	(27)
XOF	100,000	July 16, 2027	6.500		Sonatel	Regular annual basis repayment	(30)
Total of repayments							(1,488)

(1)	Bond with a step-up clause (clause that triggers a change in the coupon rate if Orange breaches its sustainable performance commitments, see Note 14.4).
(2)	The 1Y BDT rate corresponds to the 52 weeks Moroccan treasury notes rate (recalculated once a year).

The unmatured bonds at December 31, 2023, presented below, were all issued by Orange SA, with the exception of three commitments (each with a fixed-rate tranche and a variable-rate tranche) denominated in Moroccan dirhams held by Médi Telecom and one bond in CFA francs issued by Sonatel.

With the exception of the commitments made by Médi Telecom and Sonatel which are redeemable on a regular annual basis, at December 31, 2023, the bonds issued by the Group are redeemable at maturity. No specific guarantee has been given in relation to their issuance. Some bonds may be redeemed in advance at the request of the issuer.

Notional	Initial nominal amount	Maturity	Interest rate (%)		Outstanding amount (in millions of euros)
currency	(in millions of				December 31,	December 31,	December 31,
	currency units)				2023	2022	2021

Bonds matured before December 31, 2023					—	1,377	1,876
EUR	650	January 9, 2024	3.125		650	650	650
EUR	1,250	July 15, 2024	1.125		1,250	1,250	1,250
EUR	750	May 12, 2025	1.000		750	750	750
EUR	800	September 12, 2025	1.000		800	800	800
NOK	500	September 17, 2025	3.350		44	48	50
CHF	400	November 24, 2025	0.200		432	406	387
GBP	350	December 5, 2025	5.250		302	296	312
MAD	1,090	December 18, 2025	3.970		28	42	59
MAD (1)	720	December 18, 2025	1Y BDT + 1.00		19	28	39
MAD	300	June 3, 2026	2.600		17	24	—
MAD (1)	1,200	June 3, 2026	1Y BDT + 0.55		69	94	—
EUR	700	June 29, 2026	0.000		700	700	700
EUR	750	September 4, 2026	0.000		750	750	750
EUR	75	November 30, 2026	4.125		75	75	75
MAD	1,002	December 10, 2026	3.400		39	51	68
MAD (1)	788	December 10, 2026	1Y BDT + 0.85		31	40	54
EUR	750	February 3, 2027	0.875		750	750	750
EUR	750	July 7, 2027	1.250		750	750	750
XOF	100,000	July 15, 2027	6.500		122	152	152
EUR	500	September 9, 2027	1.500		500	500	500
EUR	1,000	March 20, 2028	1.375		1,000	1,000	1,000
EUR	50	April 11, 2028	3.220		50	50	50
NOK	800	July 24, 2028	2.955		71	76	80
GBP	500	November 20, 2028	8.125		575	564	595
EUR	1,250	January 15, 2029	2.000		1,250	1,250	1,250
EUR	150	April 11, 2029	3.300		150	150	150
CHF	100	June 22, 2029	0.625		108	102	97
EUR	500	September 16, 2029	0.125		500	500	500
EUR	1,000	January 16, 2030	1.375		1,000	1,000	1,000
EUR	1,200	September 12, 2030	1.875		1,200	1,200	1,200
EUR	105	September 17, 2030	2.600		105	105	105
EUR	100	November 6, 2030	0.000	(2)	100	100	100
USD	2,500	March 1, 2031	9.000	(3)	2,227	2,308	2,173
EUR	300	May 29, 2031	1.342		300	300	300
EUR	750	November 16, 2031	3.625		750	750	—
EUR	50	December 5, 2031	4.300 (zero coupon)		82	79	75
EUR	50	December 8, 2031	4.350 (zero coupon)		83	80	77
EUR	50	January 5, 2032	4.450 (zero coupon)		80	77	74
GBP	750	January 15, 2032	3.250		863	846	893
EUR	750	April 7, 2032	1.625		750	750	750

(1)	Bonds issued by Médi Telecom. The 1Y BDT rate corresponds to the 52 weeks Moroccan treasury notes rate (recalculated once a year).
(2)	Bond bearing interest at a fixed rate of 2% until 2017 and then at CMS 10 years x 166% fixed annually (0% for November 2024 maturity), floored at 0% and capped at 4% until 2023 and at 5% thereafter.
(3)	Bond with a step-up clause (clause that triggers a change in the coupon rate if Orange’s credit rating from the rating agencies changes – see Note 14.3).

Notional	Initial nominal	Maturity	Interest rate (%)		Outstanding amount (in millions of euros)
currency	amount				December 31,	December 31,	December 31,
	(in millions of				2023	2022	2021
	currency units)
EUR	500	May 18, 2032	2.375		500	500	—
EUR	1,000	September 4, 2032	0.500		1,000	1,000	1,000
EUR	1,500	January 28, 2033	8.125		1,500	1,500	1,500
EUR	55	September 30, 2033	3.750		55	55	55
EUR	1,000	December 16, 2033	0.625		1,000	1,000	1,000
GBP	500	January 23, 2034	5.625		575	564	595
HKD	939	June 12, 2034	3.070		109	113	106
EUR	800	June 29, 2034	0.750		800	800	800
EUR	300	July 11, 2034	1.200		300	300	300
EUR	500	September 11, 2035	3.875	(4)	500	—	—
EUR	50	April 16, 2038	3.500		50	50	50
USD	900	January 13, 2042	5.375		814	844	795
USD	850	February 6, 2044	5.500		769	797	750
EUR	750	September 4, 2049	1.375		750	750	750
GBP	500	November 22, 2050	5.375		575	564	595
Outstanding amount of bonds					28,623	29,654	28,737
Accrued interests					443	454	445
Other					(147)	(164)	(172)
Total					28,919	29,943	29,010

(4)	Bond with a step-up clause (clause that triggers a change in the coupon rate if Orange’s breaches its sustainable performance commitments, see note 14.4).

13.6    Loans from development organizations and multilateral lending institutions

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Médi Telecom	336	183	167
Orange Côte d'Ivoire	304	253	140
Sonatel	238	266	244
Orange Mali	217	201	207
Orange Egypt	167	163	137
VOO	85	—	—
Orange Bail	36	12	3
Orange Burkina Faso	33	36	42
Orange Madagascar	24	12	18
Orange Jordanie	18	35	49
Orange Cameroon	12	36	78
Orange Polska	9	10	6
Other	15	15	15
Bank loans	1,493	1,222	1,105
Orange SA(1)	1,846	2,087	2,101
Loans from development organizations and multilateral lending institutions(2)	1,846	2,087	2,101
Total	3,339	3,309	3,206

(1)	In 2023, Orange SA negotiated a new loan of 500 million euros, maturing in 2030 and repaid a loan at maturity of 750 million euros. In 2021, Orange SA repaid at maturity a loan of 190 million euros.
(2)	Entirely the European Investment Bank.

13.7    Financial assets

Financial assets break down as follows:

(in millions of euros)	December 31, 2023			December 31, 2022	December 31, 2021
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	490	—	490	419	431
Investments securities	490	—	490	419	431
Financial assets at fair value through profit or loss	194	2,678	2,871	4,745	2,496
Investments at fair value(1)	—	2,678	2,678	4,500	2,266
Investments securities	173	—	173	206	203
Cash collateral paid (2)	21	—	21	38	27
Other	—	—	—	2	—
Financial assets at amortized cost	379	36	415	381	363
Receivables related to investments(3)	69	25	94	106	105
Other	310	11	321	275	258
Total financial assets	1,063	2,713	3,776	5,545	3,290

(1)	NEU Commercial Paper and bonds only (see Note 14.3).
(2)	See Note 14.5.
(3)	Including a loan of 27 million euros from Orange SA to Orange Bank.

Equity securities

Equity securities measured at fair value through other comprehensive income that will not be reclassified to profit or loss

(in millions of euros)	2023	2022	2021
Investment securities measured at fair value through other comprehensive income that will not be reclassified to profit or loss - in the opening balance	419	432	431
Acquisitions(1)	72	98	85
Changes in fair value (2)	(2)	(108)	11
Sales	(4)	(7)	(95)
Other movements	5	3	—
Investment securities measured at fair value through other comprehensive income that will not be reclassified to profit or loss - in the closing balance	490	419	432

(1)	In 2022, included the effect of Deezer's initial public offering for 77 million euros (see Note 3.2)
(2)	Deezer's share price at December 31, 2022 led to a decrease in the fair value of (54) million euros (see Note 3.2).

Equity securities measured at fair value through other comprehensive income that will not be reclassified to profit or loss include numerous shares in companies held by investment funds.

Equity securities measured at fair value through profit or loss

(in millions of euros)	2023	2022	2021
Investment securities measured at fair value through profit or loss - in the opening balance	205	203	141
Changes in fair value	(25)	10	34
Other movements	(8)	(8)	27
Investment securities measured at fair value through profit or loss - in the closing balance	173	205	203

Accounting policies

Financial assets

–  Financial assets at fair value through profit or loss (FVR)

Certain equity securities which are not consolidated or equity-accounted and cash investments such as negotiable debt securities, deposits and UCITS (Undertakings for Collective Investment in Transferable Securities), which are compliant with the Group's liquidity risk management policy, may be designated by Orange as recognized at fair value through profit or loss. These assets are recognized at fair value at initial recognition and subsequently. All changes in fair value are recorded in net financial costs, net.

–  Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss (FVOCI)

Equity securities which are not consolidated or equity-accounted are, subject to exceptions, recognized as assets at fair value through other comprehensive income that will not be reclassified to profit or loss. They are recognized at fair value at initial recognition and subsequently. Temporary changes in value and gains (losses) on disposals are recorded as other comprehensive income that will not be reclassified to profit or loss.

–  Financial assets at amortized cost (AC)

This category mainly includes miscellaneous loans and receivables. These instruments are recognized at fair value at initial recognition and are subsequently measured at amortized cost using the effective interest method. If there is any objective evidence of impairment of these assets, the value of the asset is reviewed at the end of each reporting period. An impairment loss is recognized in the income statement when impairment tests demonstrate that the financial asset's carrying value is higher than its recoverable amount. For these financial assets, the provisioning system also covers expected losses according to IFRS 9.

13.8    Derivatives

13.8.1 Market value of derivatives

(in millions of euros)	December 31, 2023	December 31, 2022	December 31, 2021

Hedging derivatives	583	893	484
Cash flow hedge derivatives	583	893	484
Derivatives held for trading (1)	95	176	(79)
Net derivatives(2)	678	1,069	405

(1)	Mainly related to the effect of the economic hedges of subsidiaries for 35 million euros in 2023, 140 million euros in 2022 and 90 million euros in 2021, the effect of hedges entered into in the context of future issuances for 56 million euros in 2023, 64 million euros in 2022 and 18 million euros in 2021, and the foreign exchange effects of the economic hedges against the revaluation of subordinated notes denominated in pounds sterling (equity instruments recognized at their historical value (see Note 15.4)) for (70) million euros in 2022 and (165) million euros in 2021.
(2)	Of which foreign exchange effects of the cross currency swaps (classified as hedging or trading) hedging foreign exchange risk on the notional amount of gross debt for 635 million euros in 2023, 694 million euros in 2022 and 657 million euros in 2021. The foreign exchange effect of the cross currency swaps is the difference between the notional converted at the closing rate and the notional converted at the opening rate (or at the trading day spot rate in the case of a new instrument).

The risks hedged by these derivatives are described in Note 14. These derivatives are associated with cash-collateral agreements, the effects of which are described in Note 14.5.

Accounting policies

Derivatives are measured at fair value in the statement of financial position and presented according to their maturity date, regardless of whether they qualify for hedge accounting under IFRS 9 (hedging instruments versus trading derivatives).

Derivatives are classified as a separate line item in the statement of financial position.

Trading derivatives are economic hedge derivatives not classified as hedges for accounting purposes. Changes in the value of these instruments are recognized directly in profit or loss.

Hedge accounting is applicable when:

–  at the inception of the hedge, there is a formal designation and documentation of the hedging relationship;

–  the effectiveness of the hedge is demonstrated at inception and it is expected to continue in subsequent periods: i.e. at inception and throughout its duration, the company expects changes in the fair value of the hedged item to be almost fully offset by changes in the fair value of the hedging instrument.

There are three types of hedging accounting:

–  a fair value hedge is a hedge of the exposure to changes in the fair value of a recognized asset or liability (or an identified portion of the asset or liability) that are attributable to a particular interest rate and/or currency risk and which could affect profit or loss. The hedged portion of these items is remeasured at fair value in the statement of financial position. Changes in this fair value are recognized in the income statement and offset by symmetrical changes in the fair value of financial hedging instruments to the extent of the hedge effectiveness;

–  a cash flow hedge is a hedge of exposure to changes in cash flows attributable to a particular interest rate and/or currency risk associated with a recognized asset or liability or a transaction believed to be highly probable (such as a future purchase or sale) which could affect profit or loss. As the hedged item is not recognized in the statement of financial position, the effective portion of the change in the fair value of the hedging instrument is recognized in other comprehensive income. It is reclassified in profit or loss when the hedged item (financial asset or liability) affects the profit or loss or in the initial cost of the hedged item when it relates to the hedge of a non-financial asset acquisition cost;

–  a net investment hedge is a hedge of exposure to changes in value attributable to the foreign exchange risk of a net investment in a foreign operation, which could affect profit or loss on the disposal of the foreign operation. The effective portion of the net investment hedge is recorded in other comprehensive income. It is reclassified in profit or loss on disposal of the net investment.

For transactions qualified as fair value hedges and for economic hedges, the foreign exchange impact of changes in the fair value of derivatives is booked in operating income when the underlying hedged item is a commercial transaction and in finance costs, net when the underlying hedged item is a financial asset or liability.

Hedge accounting can be terminated when the hedged item is no longer recognized, i.e. when the Group revokes the designation of the hedging relationship or when the hedging instrument is terminated or exercised. The accounting consequences are as follows:

–  fair value hedge: at the hedge accounting termination date, the adjustment of the fair value of the liability is amortized using an effective interest rate recalculated at this date. Should the item hedged disappear, the change in fair value is recognized in the income statement;

–  cash flow hedge: amounts recorded in other comprehensive income are immediately reclassified in profit or loss when the hedged item is no longer recognized. In all other cases, amounts are reclassified in profit or loss, on a straight-line basis, throughout the remaining life of the original hedging relationship.

In both cases, subsequent changes in the value of the hedging instrument are recorded in profit or loss.

Concerning the effects of the foreign currency basis spread of cross-currency swaps designated as cash flow hedges, the Group has chosen to designate these as hedging costs. This option enables recognition of these effects in other comprehensive income and amortization of the cost of the basis spread in profit or loss over the period of the hedge.

13.8.2  Cash flow hedges

The main purpose of the Group's cash flow hedges is to neutralize foreign exchange risk on future cash flows (notional, coupons) or to switch floating-rate debt to fixed-rate debt.

The ineffective portion of cash flow hedges recognized in the income statement was not significant during the periods presented. The main hedges unmatured at December 31, 2023, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest rate risk	Exchange risk	Interest rate risk	Commodity risk
Hedging instruments	583	Cross Currency Swap	Forward	Interest rate swap	Commodity contracts
			FX swap	Option
			Option
Carrying amount - asset	735	703	1	—	31
Carrying amount - liability	(152)	(143)	(5)	(3)	—
Change in cash flow hedge reserve	(263)	(236)	9	1	(38)
Gain (loss) recognized in other comprehensive income	(227)	(200)	10	1	(38)
Reclassification in financial result	(36)	(36)	—	—	—
Reclassification in operating income	2	—	2	—	—
Reclassification in initial carrying amount of hedged item	(3)	—	(3)	—	—
Cash flow hedge reserve	237	218	(2)	—	22
o/w related to unmatured hedging instruments	(110)	(129)	(2)	—	22
o/w related to discontinued hedges	347	347	—	—	—
Hedged item		Bonds and credit lines	Purchases of handsets and equipment	Bonds and Lease liabilities	Purchase of energy
Balance sheet item		Current and non-current financial liabilities	Property, plant and equipment	Lease and Financial Liabilities - current and non-current	Operating result

The main hedges unmatured at December 31, 2022, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest
		rate risk	Exchange risk	Interest rate risk	Commodity risk

Hedging instruments	893	Cross Currency Swap	Forward	Interest rate swap	Commodity contracts
			FX swap	Option
			Option
Carrying amount - asset	1,065	1,002	3	—	74
Carrying amount - liability	(172)	(156)	(11)	(5)	—

Change in cash flow hedge reserve	288	225	(6)	9	60
Gain (loss) recognized in other comprehensive income	304	244	(8)	9	59
Reclassification in financial result	(19)	(19)	—	—	—
Reclassification in operating income	(1)	—	(1)	—	—
Reclassification in initial carrying amount of hedged item	4	—	4	—	—

Cash flow hedge reserve	497	457	(4)	(5)	49
o/w related to unmatured hedging instruments	114	74	(4)	(5)	49
o/w related to discontinued hedges	383	383	—	—	—
Hedged item		Bonds and credit lines	Purchases of handsets	Bonds and Lease	Purchase of energy
			and equipment	liabilities

		Current and non-current	Property, plant and	Lease and Financial Liabilities -
Balance sheet item		financial liabilities	equipment	current and non-current	Operating result

The main hedges unmatured at December 31, 2021, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest	Exchange risk	Interest rate risk
		rate risk

Hedging instruments	484	Cross Currency Swap	Forward	Interest rate swap
			FX swap	Option
			Option
Carrying amount - asset	576	575	1	—
Carrying amount - liability	(91)	(76)	—	(14)

Change in cash flow hedge reserve	317	311	(2)	9
Gain (loss) recognized in other comprehensive income	358	347	3	9
Reclassification in financial result	(38)	(36)	(2)	—
Reclassification in operating income	—	—	—	—
Reclassification in initial carrying amount of hedged item	(3)	—	(3)	—

Cash flow hedge reserve	210	220	(9)	(2)
o/w related to unmatured hedging instruments	(192)	(181)	(9)	(2)
o/w related to discontinued hedges	402	402	—	—
Hedged item		Bonds and credit	Purchases of handsets	Bonds and Finance
		lines	and equipment	Lease

		Current and non-current	Property, plant and	Current and non-current
Balance sheet item		financial liabilities	equipment	financial liabilities

The nominal amounts of the main cash flow hedges as of December 31, 2023 are presented below.

	Notional amounts of hedging instruments per maturity
	(in millions of hedged currency units)
	2024	2025	2026	2027	2028
					and
					beyond
Orange SA
Cross currency swaps
CHF	—	400	—	—	100	(1)
GBP	—	262	—	—	2,250	(2)
HKD	—	—	—	—	939	(3)
NOK	—	500	—	—	800	(4)
USD	—	—	—	—	4,200	(5)
Interest rate swaps
EUR	—	—	—	—	350	(6)
FX Forward
USD	120	—	—	—	—
Commodity hedging
PLN	10	16	17	19	71

(1)	100 million Swiss francs maturing in 2029.
(2)	500 million pounds sterling maturing in 2028, 750 million pounds sterling maturing in 2032, 500 million pounds sterling maturing in 2034 and 500 million pounds sterling maturing in 2050.
(3)	939 million Hong Kong dollars maturing in 2034.
(4)	800 million Norwegian kroner maturing in 2028.
(5)	2,450 million US dollars maturing in 2031, 900 million US dollars maturing in 2042 and 850 million US dollars maturing in 2044.
(6)	350 million euros maturing in 2030.